UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22773

Brookfield Mortgage Opportunity Income Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place,
250 Vesey Street, 15th Floor,
New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding,
Brookfield Place,
250 Vesey Street, 15th Floor,
New York, NY 10281-1023
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 497-3746
Date of fiscal year end: June 30, 2014
Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
Item 1. Schedule of Investments.

Brookfield Mortgage Opportunity Income Fund Inc.
Schedule of Investments (Unaudited)
September 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS – 49.5%
Non-Agency Mortgage-Backed Securities – 49.5%
ACE Securities Corp Home Equity Loan Trust
Series 2005-ASP1, Class M1 [1,2,3]	0.86%	09/25/35	$ 12,106	$ 8,424,104
Alternative Loan Trust
Series 2007-15CB, Class A5	5.75	07/25/37	2,968	2,478,510
Series 2006-23CB, Class 2A7 [1]	27.68	08/25/36	3,157	4,845,491
Asset-Backed Securities Corporation Home Equity
Series 2006-HE3, Class A4 [1,2,3]	0.35	03/25/36	2,452	2,249,795
Asset-Backed Securities Corporation Home Equity Loan Trust
Series 2007-HE1, Class A4 [1,2,3]	0.32	12/25/36	5,975	4,095,624
BCAP LLC
Series 2009-RR11, Class 3A2 [1,4,5]	4.91	01/26/36	4,046	3,116,164
Bear Stearns Asset Backed Securities I Trust
Series 2005-AC9, Class A3 [1,3]	0.53	12/25/35	749	497,179
Citigroup Mortgage Loan Trust
Series 2007-AR5, Class 1A2A [1]	2.82	04/25/37	4,862	4,035,611
Series 2009-6, Class 19A2 [4,5]	6.00	03/25/36	5,262	3,484,741
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class M1 [1,2,3]	0.47	10/25/36	10,000	7,294,660
DSLA Mortgage Loan Trust
Series 2007-AR1, Class 2A1A [1,2]	0.32	04/19/47	1,073	842,709
Series 2005-AR6, Class 2A1A [1,2]	0.47	10/19/45	907	750,231
First Franklin Mortgage Loan Trust
Series 2005-FF8, Class M1 [1,2,3]	0.67	09/25/35	4,900	4,192,705
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6 [1]	0.83	11/25/35	6,196	4,665,094
Series 2005-FA9, Class A1 [1]	0.88	12/25/35	5,537	4,221,753
GSAA Home Equity Trust
Series 2006-20, Class 2A1A [1,2,3]	0.23	12/25/46	2,989	1,863,617
GSAA Trust
Series 2007-3, Class 1A2 [1,2,3]	0.35	03/25/47	4,480	2,129,822
GSAMP Trust
Series 2007-HE1, Class A2B [1,2,3]	0.28	03/25/47	350	314,701
Series 2006-NC2, Class A2C [1,2,3]	0.33	06/25/36	1,061	490,238
Series 2006-HE7, Class A2C [1,2]	0.34	10/25/46	2,073	1,853,846
HSI Asset Securitization Corp Trust
Series 2006-OPT2, Class M2 [1,2,3]	0.57	01/25/36	8,215	6,074,960
IndyMac INDA Mortgage Loan Trust
Series 2007-AR3, Class 1A1 [1]	3.00	07/25/37	4,582	3,996,498
Series 2007-AR1, Class 1A1 [1]	3.06	03/25/37	4,966	4,281,261
IndyMac INDX Mortgage Loan Trust
Series 2006-AR6, Class 2A1A [1,2,6]	0.38	06/25/47	7,453	5,453,902
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1 [1,2,3]	0.24	05/25/37	2,156	699,101
Series 2006-HE2, Class A3 [1,2,3]	0.34	08/25/36	9,053	3,820,093
Series 2006-HE2, Class A4 [1,2,3]	0.44	08/25/36	810	346,325
Series 2006-HE1, Class A4 [1,2,3]	0.48	03/25/36	835	453,896

See Notes to Financial Statements.

Brookfield Mortgage Opportunity Income Fund Inc.
Schedule of Investments (Unaudited)
September 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS (continued)
JP Morgan Alternative Loan Trust
Series 2007-A1, Class 2A1 [1]	2.71%	03/25/37	$ 6,194	$ 4,632,700
JP Morgan Mortgage Acquisition Corp.
Series 2006-WMC1, Class A4 [1,2,3]	0.36	03/25/36	5,637	3,990,669
JP Morgan Mortgage Acquisition Trust
Series 2006-HE2, Class A4 [1,2]	0.33	07/25/36	4,899	4,140,157
Master Asset Backed Securities Trust
Series 2006-HE5, Class A3 [1,2,3]	0.34	11/25/36	17,506	9,573,602
Series 2006-NC3, Class A4 [1,2,3]	0.34	10/25/36	9,799	4,896,126
Mid-State Trust X
Series 10, Class B	7.54	02/15/36	3,756	4,045,975
RALI Series Trust
Series 2006-QA9, Class A1 [1,2]	0.36	11/25/36	9,488	6,541,662
Series 2006-QA7, Class 1A1 [1,2]	0.37	08/25/36	6,909	5,164,731
Series 2006-QA3, Class A1 [1,2]	0.38	04/25/36	5,830	4,828,792
RBSSP Resecuritization Trust
Series 2009-13, Class 7A2 [4,5]	5.75	01/26/36	1,500	1,442,393
Residential Asset Securitization Trust
Series 2005-A7, Class A1 [1]	0.43	06/25/35	4,568	3,571,629
Series 2005-A13, Class 1A1 [1]	0.88	10/25/35	5,142	3,775,238
RFMSI Trust
Series 2007-S3, Class 1A5	5.50	03/25/37	7,097	6,518,596
Series 2006-S5, Class A12	6.00	06/25/36	3,477	3,183,452
Securitized Asset Backed Receivables LLC
Series 2007-NC1, Class A2B [1,2,3]	0.33	12/25/36	902	451,192
Series 2006-HE2, Class A2C [1,2,3]	0.33	07/25/36	5,066	2,500,244
Series 2006-NC3, Class A2B [1,2,3]	0.33	09/25/36	2,390	1,054,577
Series 2007-BR4, Class A2B [1,2,3]	0.38	05/25/37	1,945	1,077,127
Series 2007-NC1, Class A2C [1,2,3]	0.39	12/25/36	288	145,775
Series 2007-BR4, Class A2C [1,2,3]	0.47	05/25/37	1,243	698,875
Soundview Home Equity Loan Trust
Series 2006-EQ1, Class A3 [1,2,3]	0.34	10/25/36	7,259	5,563,249
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-BC1, Class A4 [1,2,3]	0.31	02/25/37	7,845	6,145,223
Series 2006-BC6, Class A4 [1,2,3]	0.35	01/25/37	1,108	808,442
Series 2007-WF2, Class A3 [1,2,3]	1.08	08/25/37	5,826	4,964,953
WaMu Mortgage Pass-Through Certificates
Series 2006-AR5, Class A1A [1]	1.14	06/25/46	702	566,466
Series 2006-AR18, Class 3A2 [1]	4.33	01/25/37	367	312,469
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A [1]	0.85	02/25/47	6,637	5,218,162
Series 2007-OA3, Class 2A [1]	0.92	04/25/47	881	676,759
Series 2006-AR8, Class 2A [1]	1.00	10/25/46	8,120	4,995,555
Series 2006-AR12, Class 1A2 [1]	2.68	10/25/36	894	758,795
Series 2007-HY6, Class 2A1 [1]	4.49	06/25/37	9,206	7,871,027
Wells Fargo Mortgage Backed Securities
Series 2006-AR8, Class 2A4 [1]	2.68	04/25/36	2,206	2,043,929

See Notes to Financial Statements.

Brookfield Mortgage Opportunity Income Fund Inc.
Schedule of Investments (Unaudited)
September 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS (continued)
Series 2005-2, Class 1B1 [7]	5.50%	04/25/35	$ 7,203	$ 5,721,985
Total Non-Agency Mortgage-Backed Securities				204,853,157
Total RESIDENTIAL MORTGAGE RELATED HOLDINGS (Cost $214,866,240)				204,853,157
COMMERCIAL MORTGAGE RELATED HOLDINGS – 33.3%
Commercial Mortgage-Backed Securities – 30.8%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ	5.42	10/10/45	5,000	4,703,980
Series 2007-3, Class AJ	5.56	06/10/49	2,500	2,355,460
Series 2007-2, Class AJ	5.63	04/10/49	5,000	4,600,270
Citigroup Commercial Mortgage Trust
Series 2007-FL3A, Class J [1,4,5,7]	0.61	04/15/22	831	715,629
Series 2008-C7, Class AJ	6.13	12/10/49	14,000	12,912,928
COMM 2007-C9 Mortgage Trust
Series 2007-C9, Class F [7]	5.80	12/10/49	3,500	3,099,051
Series 2007-C9, Class G [4,5,7]	5.80	12/10/49	5,000	4,068,375
Commercial Mortgage Trust
Series 2007-GG11, Class AJ	6.05	12/10/49	10,642	9,870,232
Series 2007-GG11, Class B [7]	6.14	12/10/49	3,724	3,211,607
Series 2007-GG11, Class C [7]	6.14	12/10/49	7,380	5,563,583
Credit Suisse First Boston Mortgage Securities Corp
Series 1997-C1, Class I [4,5,7]	7.50	06/20/29	4,238	4,385,287
Series 1997-C1, Class J [4,5,7]	7.50	06/20/29	1,863	1,689,122
Del Coronado Trust
Series 2013-HDMZ, Class M [1,4,5]	5.17	03/15/18	6,000	6,026,400
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-JWMZ, Class M [1,2,4,5]	6.17	04/15/18	9,396	9,500,340
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class D [7]	5.56	02/15/40	8,650	6,482,864
Series 2007-C7, Class AJ	6.51	09/15/45	10,000	9,911,930
Series 2007-C7, Class B [7]	6.51	09/15/45	4,000	3,090,400
Morgan Stanley Capital I, Inc.
Series 1998-HF1, Class K [4,5]	6.19	03/15/30	4,239	4,127,311
Wachovia Bank Commercial Mortgage Trust
Series 2007-WHL8, Class C [1,4,5,7]	0.42	06/15/20	5,829	5,542,738
Series 2006-WL7A, Class F [1,4,5,7]	0.52	09/15/21	3,313	3,147,347
Series 2006-WL7A, Class G [1,4,5,7]	0.54	09/15/21	3,926	3,690,440
Series 2006-WL7A, Class H [1,4,5,7]	0.58	09/15/21	2,974	2,765,820
Series 2007-C30, Class AJ	5.41	12/15/43	6,500	6,200,980
Series 2007-C33, Class AJ	6.12	02/15/51	10,250	9,846,345
Total Commercial Mortgage-Backed Securities				127,508,439

See Notes to Financial Statements.

Brookfield Mortgage Opportunity Income Fund Inc.
Schedule of Investments (Unaudited)
September 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE RELATED HOLDINGS (continued)
Mezzanine Loan – 2.5%
Extended Stay America 2013 Mezzanine B	9.62%	12/01/19	$ 10,000	$ 10,250,000
Total Mezzanine Loan				10,250,000
Total COMMERCIAL MORTGAGE RELATED HOLDINGS (Cost $141,953,044)				137,758,439
HIGH YIELD CORPORATE BONDS – 14.1%
Automotive – 0.9%
American Axle & Manufacturing, Inc.	6.63	10/15/22	1,300	1,332,500
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25	06/15/21	1,000	1,120,000
Pittsburgh Glass Works LLC [4,5]	8.50	04/15/16	1,300	1,335,750
Total Automotive				3,788,250
Basic Industry – 2.9%
AK Steel Corp.	7.63	05/15/20	1,150	966,000
Alpha Natural Resources, Inc.	6.25	06/01/21	1,125	922,500
Arch Coal, Inc.	7.25	06/15/21	1,500	1,132,500
Associated Materials LLC/AMH New Finance, Inc.	9.13	11/01/17	1,100	1,168,750
Cascades, Inc. [8]	7.88	01/15/20	800	844,000
FMG Resources August 2006 Property Ltd. [4,5,8]	6.88	04/01/22	1,000	1,000,000
Hexion US Finance Corp.	9.00	11/15/20	900	879,750
INEOS Group Holdings SA [4,5,8]	6.13	08/15/18	1,100	1,075,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. [4,5,8]	8.75	02/01/19	1,375	1,364,688
Verso Paper Holdings LLC/Verso Paper, Inc.	11.75	01/15/19	1,250	1,290,625
Xerium Technologies, Inc.	8.88	06/15/18	1,400	1,435,000
Total Basic Industry				12,079,063
Capital Goods – 0.9%
AAR Corp. [4,5]	7.25	01/15/22	1,275	1,329,187
Ardagh Packaging Finance PLC [4,5,8]	7.00	11/15/20	850	816,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC	9.00	04/15/19	850	892,500
Tekni-Plex, Inc. [4,5]	9.75	06/01/19	545	613,125
Total Capital Goods				3,650,812
Consumer Cyclical – 0.5%
Limited Brands, Inc.	7.60	07/15/37	1,250	1,254,688
New Albertsons, Inc.	7.75	06/15/26	850	692,750
Total Consumer Cyclical				1,947,438
Energy – 2.5%
Basic Energy Services, Inc.	7.75	02/15/19	1,350	1,363,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.88	04/15/22	1,325	1,321,687
Calfrac Holdings LP [4,5]	7.50	12/01/20	1,350	1,360,125
EV Energy Partners LP/EV Energy Finance Corp.	8.00	04/15/19	1,250	1,250,000
FTS International Services LLC/FTS International Bonds, Inc. [4,5]	8.13	11/15/18	1,147	1,244,495
Key Energy Services, Inc.	6.75	03/01/21	1,000	990,000
Linn Energy LLC/Linn Energy Finance Corp.	7.75	02/01/21	1,000	1,005,000

See Notes to Financial Statements.

Brookfield Mortgage Opportunity Income Fund Inc.
Schedule of Investments (Unaudited)
September 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
RKI Exploration & Production LLC [4,5]	8.50%	08/01/21	$ 450	$ 452,250
W&T Offshore, Inc.	8.50	06/15/19	1,250	1,325,000
Total Energy				10,312,057
Healthcare – 0.7%
DJO Finance LLC/DJO Finance Corp.	9.88	04/15/18	750	795,000
inVentiv Health, Inc. [4,5]	11.00	08/15/18	800	642,000
Kindred Healthcare, Inc.	8.25	06/01/19	1,350	1,437,750
Total Healthcare				2,874,750
Media – 0.9%
ARC Document Solutions, Inc.	10.50	12/15/16	850	888,250
Cenveo Corp.	8.88	02/01/18	1,000	995,000
Clear Channel Communications, Inc.	9.00	03/01/21	900	870,750
Cumulus Media Holdings, Inc.	7.75	05/01/19	850	881,875
Total Media				3,635,875
Services – 2.0%
Boyd Gaming Corp.	9.00	07/01/20	1,300	1,410,500
Casella Waste Systems, Inc.	7.75	02/15/19	900	895,500
Chester Downs & Marina LLC [4,5]	9.25	02/01/20	875	881,562
Isle of Capri Casinos, Inc.	5.88	03/15/21	850	796,875
MGM Resorts International	7.75	03/15/22	1,250	1,354,688
MTR Gaming Group, Inc.	11.50	08/01/19	850	932,875
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. [4,5]	8.88	04/15/17	1,250	1,271,875
PulteGroup, Inc.	6.38	05/15/33	1,000	892,500
Total Services				8,436,375
Technology & Electronics – 0.8%
First Data Corp. [4,5]	11.25	01/15/21	1,350	1,410,750
Freescale Semiconductor, Inc.	8.05	02/01/20	1,150	1,210,375
ION Geophysical Corp. [4,5]	8.13	05/15/18	500	465,000
Total Technology & Electronics				3,086,125
Telecommunications – 2.0%
CenturyLink, Inc.	7.65	03/15/42	1,250	1,112,500
Cincinnati Bell, Inc.	8.75	03/15/18	850	897,813
Fairpoint Communications, Inc. [4,5]	8.75	08/15/19	850	864,875
Frontier Communications Corp.	7.13	01/15/23	1,350	1,346,625
Intelsat Luxembourg SA [4,5,8]	7.75	06/01/21	650	672,750
Level 3 Financing, Inc.	8.63	07/15/20	950	1,037,875
MetroPCS Wireless, Inc. [4,5]	6.63	04/01/23	1,350	1,353,375
Windstream Corp.	7.50	06/01/22	1,000	997,500
Total Telecommunications				8,283,313
Total HIGH YIELD CORPORATE BONDS (Cost $59,297,430)				58,094,058

See Notes to Financial Statements.

Brookfield Mortgage Opportunity Income Fund Inc.
Schedule of Investments (Unaudited)
September 30, 2013

	Shares	Value
COMMON STOCKS – 1.7%
Banking – 1.7%
Home Loan Servicing Solutions Ltd. [8]	200,000	$ 4,402,000
Ocwen Financial Corp. [9]	50,000	2,788,500
Total Banking		7,190,500
Total COMMON STOCKS (Cost $6,604,385)		7,190,500

	Interest Rate	Maturity	Principal Amount (000s)	Value
SHORT TERM INVESTMENTS – 0.1%
United States Treasury Bills	0.04%	10/10/13	$ 250,000	$ 249,998
Total SHORT TERM INVESTMENTS (Cost $249,998)				249,998
Total Investments – 98.7% (Cost $422,971,097)				408,146,152
Other Assets in Excess of Liabilities – 1.3%				5,441,262
TOTAL NET ASSETS – 100.0%				$ 413,587,414

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	— Variable rate security – Interest rate shown is the rate in effect as of September 30, 2013.
2	— Security is a “step up” bond where the coupon increases or steps up at a predetermined date. At that date, the coupon increases to LIBOR plus a predetermined margin.
3	— Investment in subprime security. As of September 30, 2013, the total value of these securities was $84,816,873 which amounted to 20.5% of the net assets.
4	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the total value of all such investments was $71,855,163 or 17.4% of net assets.
5	— Private Placement.
6	— Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
7	— Represents a subordinated class in a trust of mortgage-backed securities.
8	— Foreign security or a U.S. security of a foreign company.
9	— Non-income producing security.

See Notes to Financial Statements.

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Notes to Schedule of Investments (Unaudited)
September 30, 2013

Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Brookfield Investment Management Inc.'s (the "Adviser’s") Valuation Committee, does not represent market value.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.
The Board of Directors (the "Board") has adopted procedures for the valuation of the Fund’s securities and has designated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Fund’s portfolio. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. When price quotations for certain securities are not readily available or cannot be determined, a significant event has occurred that would materially affect the value of the security, or if the available quotations are not believed to be reflective of the market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board. The Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Notes to Schedule of Investments (Unaudited)
September 30, 2013

service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Residential Mortgage Related Holdings	$ —	$ —	$ 204,853,157	$ 204,853,157
Commercial Mortgage Related Holdings	—	—	137,758,439	137,758,439
High Yield Corporate Bonds	—	58,094,058	—	58,094,058
Common Stocks	7,190,500	—	—	7,190,500
Short Term Investments	—	249,998	—	249,998
Total	$ 7,190,500	$ 58,344,056	$ 342,611,596	$ 408,146,152

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Notes to Schedule of Investments (Unaudited)
September 30, 2013

Valuation Inputs	Other Financial Instruments*
Level 1 — Quoted Prices	$(743,651)
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$(743,651)

*	Other financial instruments includes futures contracts.
The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of September 30, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.
	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of September 30, 2013	Valuation Methodology	Significant Unobservable Input	Range
Residential Mortgage Related Holdings	$204,853,157	Evaluated bid prices	(1)	32.43 - 153.49
Commercial Mortgage Related Holdings	137,758,439	Evaluated bid prices	(1)	74.95 - 103.48

(1)	The Fund generally uses evaluated bid prices provided by an independent pricing service on the valuation date as the primary basis for the fair value determinations. These evaluated bid prices are based on unobservable inputs. A significant change in the third party information inputs could result in a significantly lower or higher value of such Level 3 investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Total
Balance as of June 30, 2013	$177,335,807	$150,261,162	$327,596,969
Accrued Discounts (Premiums)	2,718,732	74,994	2,793,726
Realized Gain (Loss)	1,151,256	(108,587)	1,042,669
Change in Unrealized Appreciation (Depreciation)	(3,145,818)	2,100,700	(1,045,118)
Purchases at cost	37,908,230	11,124,020	49,032,250
Sales proceeds	(11,115,050)	(25,693,850)	(36,808,900)
Balance as of September 30, 2013	$204,853,157	$137,758,439	$342,611,596
Change in unrealized gains or losses relating to assets still held at the reporting date	$ (3,271,054)	$ 1,033,876	$ (2,237,178)
The fair value of the Fund’s reverse repurchase agreements, which qualify as financial instruments under FASB Accounting Standards Codification (“ASC”) 820 “Disclosures about Fair Values of Financial Instruments”, approximates the carrying amounts presented in the Statement of Assets and Liabilities. As of September 30, 2013, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.
For the period ended September 30, 2013, there was no transfer activity between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Notes to Schedule of Investments (Unaudited)
September 30, 2013

Federal Income Tax Basis: The federal income tax basis of the Fund's investments at September 30, 2013 was as follows:
Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$422,971,097	$2,759,546	$(17,584,491)	$(14,824,945)
Borrowings
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolios having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such accounts for its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.
At September 30, 2013, the Fund had the following reverse repurchase agreements outstanding:
Face Value	Description	Maturity Amount
$4,030,000	Goldman Sachs, 2.00%, dated 09/13/13, maturity 12/13/13	$4,050,414
$4,030,000	Maturity Amount, Including Interest Payable	$4,050,414
	Market Value of Assets Sold Under Agreements	$5,453,902
	Weighted Average Interest Rate	2.00%
The average daily balance of reverse repurchase agreements outstanding for the Fund during the period ended September 30, 2013, was approximately $4,358,174 at a weighted average interest rate of 1.94%.
The maximum amount of reverse repurchase agreements outstanding at any time during the period was $4,438,000, which was 1.05% of total assets for the Fund.
Financial Instruments
The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period ended September 30, 2013, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.
As of September 30, 2013, the following futures contracts were outstanding.
Short:

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Notes to Schedule of Investments (Unaudited)
September 30, 2013

Contracts	Type	Expiration Date	Value at September 30, 2013	Unrealized Depreciation
471	5 Year U.S. Treasury Note	December 2013	$57,013,078	$(401,537)
201	10 Year U.S. Treasury Note	December 2013	25,404,516	(342,114)

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Brookfield Mortgage Opportunity Income Fund Inc.

By (Signature and Title)	/s/ Kim G. Redding

 Kim G. Redding
 President and Principal Executive Officer
Date: November 4, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)	/s/ Kim G. Redding

 Kim G. Redding
 President and Principal Executive Officer
Date: November 4, 2013
By (Signature and Title)	/s/ Steven M. Pires

 Steven M. Pires
 Treasurer and Principal Financial Officer
Date: November 4, 2013